FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of the company consists of non-recourse borrowings in subsidiaries of the company, offset by cash and cash equivalents and equity.

(US$ MILLIONS, except as noted)	2021	2020
Non-recourse borrowings in subsidiaries of the company	$5,246	$5,189
Cash and cash equivalents	(894)	(777)
Net debt	4,352	4,412
Total equity	1,136	2,706
Total capital and net debt	$5,488	$7,118
Net debt to capitalization ratio	79%	62%

Disclosure of liquidity management
The following tables detail the contractual maturities for the company’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which the company can be required to repay. The tables include both interest and principal cash flows:

	December 31, 2021
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,273	$271	$367	$1,724	$5,635
Interest-bearing liabilities	296	772	4,661	491	6,220
Lease liabilities	71	63	129	540	803
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(1)Excludes $1,483 million of decommissioning liabilities, other provisions, post-employment benefits, $17 million of deferred revenue, $1,860 million of loan payable to Brookfield Business Partners and $13 million of related party loans and notes.

	December 31, 2020
(US$ MILLIONS)	< 1 Year	1-2 Years	2-5 Years	5+ Years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other (1)	$3,729	$276	$544	$1,899	$6,448
Interest-bearing liabilities	389	340	5,220	519	6,468
Lease liabilities	78	66	143	428	715
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(1)Excludes $1,770 million of decommissioning liabilities, other provisions, post-employment benefits and $18 million of intercompany loans and notes payable.

Disclosure of foreign currency exposure
The tables below set out the company’s currency exposure as at December 31, 2021 and 2020:

	December 31, 2021
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,438	$1,026	$454	$65	$237	$341	$305	$3,866
Non-current assets	3,322	5,093	384	56	283	2,696	220	12,054
	$4,760	$6,119	$838	$121	$520	$3,037	$525	$15,920

Liabilities
Current liabilities	$3,096	$1,173	$854	$82	$101	$198	$125	$5,629
Non-current liabilities	3,857	3,144	69	10	103	1,833	139	9,155
	$6,953	$4,317	$923	$92	$204	$2,031	$264	$14,784

Non-controlling interests	(262)	878	(13)	14	168	729	138	1,652
Net investment attributable to Brookfield Business Partners	$(1,931)	$924	$(72)	$15	$148	$277	$123	$(516)

	December 31, 2020
(US$ MILLIONS)	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$366	$921	$747	$93	$262	$604	$1,170	$4,163
Non-current assets	3,429	5,419	509	51	126	2,662	298	12,494
	$3,795	$6,340	$1,256	$144	$388	$3,266	$1,468	$16,657

Liabilities
Current liabilities	$795	$1,140	$895	$99	$169	$473	$695	$4,266
Non-current liabilities	4,327	3,327	65	11	125	1,707	123	9,685
	$5,122	$4,467	$960	$110	$294	$2,180	$818	$13,951

Non-controlling interests	(607)	921	119	22	68	788	168	1,479
Net investment attributable to Brookfield Business Partners	$(720)	$952	$177	$12	$26	$298	$482	$1,227

Disclosure of sensitivity analysis for foreign currency risk	The company’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	December 31, 2021
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(60)	$60	$9	$(9)
Canadian dollar	(2)	2	(3)	3
Brazilian real	(28)	28	—	—
British pound	19	(19)	(6)	6
Other	(19)	19	21	(21)

	December 31, 2020
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(86)	$86	$5	$(5)
Canadian dollar	(1)	1	1	(1)
Brazilian real	(30)	30	—	—
British pound	(18)	18	(4)	4
Other	(9)	9	9	(9)

	December 31, 2019
	OCI attributable to shareholders, before taxes		Pre-tax income attributable to shareholders
(US$ MILLIONS)	10% decrease	10% increase	10% decrease	10% increase
Australian dollar	$(44)	$44	$3	$(3)
Canadian dollar	(1)	1	1	(1)
Brazilian real	(33)	33	—	—
British pound	(60)	60	(18)	18
Other	(14)	14	(24)	24